Restatement (Tables)	6 Months Ended	12 Months Ended
	May 31, 2018	Nov. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Schedule of Accounting Changes and Error Corrections

The following table summarizes changes made to the balance sheets:

	Previously Reported		Restated
	May 31, 2018	Adjustments	May 31, 2018
ASSETS

TOTAL ASSETS	$-	$-	$-

LIABILITIES AND SHAREHOLDERS’ DEFICIT

CURRENT LIABILITIES
Accounts payable	$5,175	$17,293	$22,468
Accrued compensation officer	-	18,500	18,500
Judgment payable	-	-	-

TOTAL CURRENT LIABILITIES	5,175	35,793	40,968

COMMITMENTS AND CONTINGENCIES, note 2

SHAREHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	-	-	-
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105	-	39,105
Additional paid-in capital	116,145	-	116,145
Accumulated deficit	(160,425)	(35,793)	(196,218)

TOTAL SHAREHOLDERS’ DEFICIT	(5,175)	(35,793)	(40,968)

TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$-	$-	$-

The following table summarizes changes made to the balance sheets:

	Previously Reported		Restated
	November 30, 2017	Adjustments	November 30, 2017
ASSETS

TOTAL ASSETS	$-	$-	$-

LIABILITIES AND SHAREHOLDERS' DEFICIT

CURRENT LIABILITIES
Accounts payable	$37,222	$17,293	$54,515
Accrued compensation officer	-	18,500	18,500
Judgment payable	40,981	-	40,981

TOTAL CURRENT LIABILITIES	78,203	35,793	113,996

COMMITMENTS AND CONTINGENCIES, note 2

SHAREHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	-	-	-
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105	-	39,105
Additional paid-in capital	95,145	-	95,145
Accumulated deficit	(212,453)	(35,793)	(248,246)

TOTAL SHAREHOLDERS' DEFICIT	(78,203)	(35,793)	(113,996)

TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$-	$-	$-

	Previously Reported		Restated
	November 30, 2016	Adjustments	November 30, 2016
ASSETS

TOTAL ASSETS	$-	$-	$-

LIABILITIES AND SHAREHOLDERS' DEFICIT

CURRENT LIABILITIES
Accounts payable	$35,247	$17,293	$52,540
Accrued compensation officer	-	18,500	18,500
Judgment payable	37,981	-	37,981

TOTAL CURRENT LIABILITIES	73,228	35,793	109,021

COMMITMENTS AND CONTINGENCIES, note 2

SHAREHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	-	-	-
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105	-	39,105
Additional paid-in capital	95,145	-	95,145
Accumulated deficit	(207,478)	(35,793)	(243,271)

TOTAL SHAREHOLDERS' DEFICIT	(73,228)	(35,793)	(109,021)

TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$-	$-	$-

The following table summarizes changes made to the year ended November 30, 2016 Statement of Operations:

	Previously Reported	Adjustments	Restated

REVENUES	$-	$-	$-

OPERATING EXPENSES
General and administrative	4,975	-	4,975

TOTAL OPERATING EXPENSES	4,975	-	4,975

OPERATING EXPENSES
Gain on extinguishment of liabilities	-	103,000	103,000

NET INCOME (LOSS) BEFORE PROVISION OF INCOME TAXES	(4,975)	103,000	98,025

PROVISION FOR INCOME TAXES	-	-	-

NET INCOME (LOSS)	$(4,975)	$103,000	$98,025

Basic and diluted earnings (loss) per share	$(0.00)	$-	$0.00

Weighted average shares outstanding (Basic and diluted)	207,837,336	-	207,837,336